Offsetting Assets and Liabilities	6 Months Ended
Sep. 30, 2026
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Offsetting Assets and Liabilities
22.	Offsetting Assets and Liabilities
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of derivative assets and liabilities are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2026 and September 30, 2026 are as follows.
March 31, 2026

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets*1	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*2		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥154,513	¥(80,880)	¥73,633	¥0	¥(3,243)	¥70,390

Total assets	¥154,513	¥(80,880)	¥73,633	¥0	¥(3,243)	¥70,390

Derivative liabilities	¥118,058	¥(51,256)	¥66,802	¥(27,745)	¥(2,033)	¥37,024

Total liabilities	¥118,058	¥(51,256)	¥66,802	¥(27,745)	¥(2,033)	¥37,024

September 30, 2026
	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets*1	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*2		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥126,433	¥(66,344)	¥60,089	¥0	¥(5,709)	¥54,380

Total assets	¥126,433	¥(66,344)	¥60,089	¥0	¥(5,709)	¥54,380

Derivative liabilities	¥93,669	¥(44,894)	¥48,775	¥(18,909)	¥(2,632)	¥27,234

Total liabilities	¥93,669	¥(44,894)	¥48,775	¥(18,909)	¥(2,632)	¥27,234

*1
Represents amounts offset between derivative assets and liabilities with the same counterparty, as well as cash collateral offset against net derivatives under enforceable master netting agreements or similar agreements.

*2	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.